Non-operating income, net	12 Months Ended
Mar. 31, 2016
Other Income, Nonoperating [Abstract]
Non-operating income, net

18. Non-operating income, net

Non-operating income, net consist of the following:

	Year ended March 31,
	2014	2015	2016
Dividend income from marketable securities	$233	$238	$596
Interest income from available-for-sales securities	126	126	126
Interest income from bank deposits	596	535	372
Unrealized gain (loss) from marketable securities	(865)	954	(1,860)
Realized gain from sales of marketable securities	—	102	526
Rental income	260	600	793
Others	29	(2)	18
Non-operating income, net from continuing operations	$379	$2,553	$571